Consolidated and Combined Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 76,044	$ (136,200)	$ (219,308)
Pension plans and postretirement plans:
Net unamortized losses arising during the period	(1,496)	(2,805)	(5,168)
Amortization of net actuarial loss included in net periodic benefit cost	520	1,420	1,191
Curtailments	0	0	156
Settlement loss	5	0	870
Other comprehensive loss, before income taxes	(971)	(1,385)	(2,951)
Income tax benefit related to items of other comprehensive income	176	243	461
Other comprehensive loss, net of income taxes	(795)	(1,142)	(2,490)
Comprehensive income (loss)	75,249	(137,342)	(221,798)
Less: Comprehensive loss attributable to nonredeemable noncontrolling interests	(553)	(2,864)	(694)
Comprehensive income (loss) attributable to MSG Entertainment's stockholders	$ 75,802	$ (134,478)	$ (221,104)